Transition to IFRS (Details) - USD ($)	Dec. 31, 2021	Jan. 01, 2021	Dec. 31, 2022
Transition to IFRS (Details) [Line Items]
Net liability		$ 4,673	$ 3,646
Short -term	$ 15,454	14,611
Long-term	13,880	9,315
Redeemable non-controlling interests [Member]
Transition to IFRS (Details) [Line Items]
Short -term	23,197	14,611
Long-term	$ 6,137	$ 9,315